Schedule of other payables and accrued liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accrued salary	$ 565	$ 4,413	$ 6,272
Income tax payable			5
Other payables	314	2,447	36
Total	$ 879	$ 6,860	$ 6,313